Schedule of Unrecognized Tax Benefits Excluding Interest Correlative Effects (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of year	$ 18,727	$ 21,107	$ 11,826
Gross increases – tax positions in prior years	2,401	3,079	2,075
Gross decreases – tax positions in prior years	(1,924)	(3,512)	(203)
Gross increases – tax positions in current year	4,650	4,978	3,369
Gross decreases – tax positions in current year	(2,047)	(594)	(51)
Lapse of statute of limitations		(6,331)	(1,872)
Unrecognized tax benefits assumed with acquisition			5,963
Unrecognized tax benefits at end of year	$ 21,807	$ 18,727	$ 21,107